Loans Payable (Term Loan Agreement) (Details) - USD ($)							12 Months Ended
	Jun. 13, 2014	Apr. 30, 2014	Mar. 11, 2014	Dec. 13, 2013	Mar. 11, 2013	May 10, 2012	Jun. 30, 2015	Jun. 30, 2013	Dec. 15, 2014	Feb. 13, 2014	Sep. 16, 2013
Line of Credit Facility [Line Items]
Number of warrants issued (shares)						1,068.181875
Warrants, exercise period						3 years
Exercise price per share (in dollars per share)						$ 12,800					$ 1,840
Sillerman Investment Company, LLC | New $25,000 Line of Credit
Line of Credit Facility [Line Items]
Number of warrants issued (shares)					6,250
Warrants, exercise period			60 months
Exercise price per share (in dollars per share)					$ 1,600
Compensation expense								$ 110,000
Term Loan Agreement (DB Line) | Deutsche Bank | Line of Credit
Line of Credit Facility [Line Items]
Draw on line of credit				$ 16,951,000
Line of credit, amount outstanding				26,951,000
Remaining borrowing capacity				3,049,000
New $25,000 Line of Credit | Sillerman Investment Company, LLC | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 25,000,000
February Amendment to the DB Line | Deutsche Bank | Term Loan Agreement (DB Line)
Line of Credit Facility [Line Items]
Prepayment of debt										$ 10,000,000
Line of Credit | Term Loan Agreement (DB Line)
Line of Credit Facility [Line Items]
Debt issue amount				$ 30,000,000
Loans payable									$ 15,000,000
Line of Credit | Term Loan Agreement (DB Line) | Deutsche Bank
Line of Credit Facility [Line Items]
Maximum borrowing capacity					10,000,000
Line of credit, minimum advance					$ 1,000,000
Interest expense							$ 185,000
Line of Credit | Term Loan Agreement (DB Line) | Deutsche Bank | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate				2.50%	4.00%
Line of Credit | Term Loan Agreement (DB Line) | Deutsche Bank | Prime Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate				0.25%	1.75%
Line of Credit | February Amendment to the DB Line
Line of Credit Facility [Line Items]
Repayments of line of credit	$ 10,000,000	$ 10,000,000
Line of Credit | March Amendment to the DB Line
Line of Credit Facility [Line Items]
Debt issue amount			$ 35,000,000
Increase in credit facility			$ 5,000,000